ACCOUNTS PAYABLE (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE
Accrued payables	CAD 167,253	CAD 239,773
Accounts payable - trade	72,697	111,233
Total accounts payable	CAD 239,950	CAD 351,006